Vessels, net	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Vessels, net

5.       Vessels, net

The amounts in the consolidated statement of financial position are analysed as follows:

	Vessels cost	Vessels accumulated depreciation	Dry docking costs	Accumulated depreciation of dry-docking costs	Net Book Value
Balance at January 1, 2019	179,427	(97,280)	6,978	(5,375)	83,750
Additions/ Dry Docking Component	54	—	622	—	676
Impairment loss	(29,902)	—	—	—	(29,902)
Depreciation expense	—	(4,578)	—	(1,704)	(6,282)
Balance at December 31, 2019	149,579	(101,858)	7,600	(7,079)	48,242
Additions/ Dry Docking Component	18,028	—	4,283	—	22,311
Impairment loss	(4,615)	—	—	—	(4,615)
Depreciation expense	—	(2,253)	—	(1,335)	(3,588)
Balance at December 31, 2020	162,992	(104,111)	11,883	(8,414)	62,350
Additions/ Dry Docking Component	70,746	—	4,044	—	74,790
Depreciation expense	—	(3,665)	—	(2,751)	(6,416)
Balance at December 31, 2021	233,738	(107,776)	15,927	(11,165)	130,724

On October 29, 2020, the Company took delivery of the m/v “Galaxy Globe”, a 2015-built Kamsarmax dry bulk carrier, through its subsidiary, Serena Maritime Limited, for a purchase price of $18.4 million, free of charter party, financed with available cash. The m/v “Galaxy Globe” was built at the Hudong-Zhonghua Shipyard in China and has a carrying capacity of 81,167 dwt. Following this acquisition, the fleet of Globus comprises of six dry bulk carriers with a total carrying capacity of 381,738 dwt. Upon the acquisition of the vessel, a total amount of $500 was recorded as dry-docking component and is being amortized until the vessel’s next scheduled survey to be performed in July 2023.

On February 18, 2021, the Company entered into a memorandum of agreement with an unrelated third party, for the acquisition of the m/v “Nord Venus”, a 2011-built Kamsarmax dry bulk carrier, for a purchase price of $16.2 million. No initial dry-docking component has been recognized as the vessel underwent dry-docking subsequent to her delivery. The m/v “Nord Venus” was built at the Universal Shipbuilding Corporation in Japan and has a carrying capacity of 80,655 dwt. On July 20, 2021, the Company took delivery of the m/v “Nord Venus” that was renamed to “Power Globe”.

On March 19, 2021, the Company entered into a memorandum of agreement with an unrelated third party, for the acquisition of the m/v “Yangze 11”, a 2018-built Kamsarmax dry bulk carrier, for a purchase price of $27 million, the vessel cost amounted to $26.4 million, and the initial dry-docking component amounted to $0.6 million. The m/v “Yangze 11” was built at Jiangsu New Yangzi Shipbuilding Co., Ltd and has a carrying capacity of 82,027 dwt. On June 9, 2021, the Company took delivery of the m/v “Yangze 11” that was renamed to “Diamond Globe”.

On September 22, 2021, the Company entered into a memorandum of agreement with an unrelated third party, for the acquisition of the m/v “Peak Liberty”, a 2015-built Kamsarmax dry bulk carrier, for a purchase price of $28.4 million, the vessel cost amounted to $27.9 million, and the initial dry-docking component amounted to $0.5 million. The m/v “Peak Liberty” was built at Tsuneishi Zosen in Japan and has a carrying capacity of 81,837 dwt. On November 29, 2021, the Company took delivery of the m/v “Peak Liberty” that was renamed to “Orion Globe”.

For the purpose of the consolidated statement of comprehensive income/(loss), depreciation, as stated in the income statement component, comprises the following:

	For the year ended December 31,
	2021	2020	2019
Vessels depreciation	3,665	2,253	4,578
Depreciation on office furniture and equipment	39	33	31
Depreciation of right of use asset	206	112	112
Total	3,910	2,398	4,721

The Company’s vessels, except the m/v Power, Diamond and Orion Globe, have been pledged as collateral to secure the bank loans discussed in note 11.

5.       Vessels, net (continued)

Impairment of non-financial assets: The Company performed an impairment exercise as at March 31, 2020 on whether there were indicators that a vessel(s) may be impaired and concluded that impairment indicators existed for all vessels. As at December 31, 2020, the Company performed an assessment on whether there were indicators that a vessel(s) may be impaired and impairment indicators were identified for two of the Company’s vessels. As impairment indicators were identified during 2020, discounted future cash flows for each vessel with impairment indicators were determined and compared to the vessel’s carrying value. For the discount factor, the Company applied the Weighted Average Cost of Capital rate that was calculated to be 4.06% as at December 31, 2020. The projected net discounted future cash flows for the first year were determined by considering an estimated daily time charter equivalent based on the most recent blended (for modern and older vessels) FFA (i.e. Forward Freight Agreements) time charter rate for the fiscal year 2021 for each type of vessel. For the remaining useful life of the vessels, the Company used the historical ten-year blended average one-year time charter rates substituting for the year 2016 that was considered as extreme values, with the year 2010. Expected outflows for scheduled vessels maintenance were taken into consideration as well as vessel operating expenses assuming an average annual increase rate of 1% based on the historical trend derived from actual results for the Company’s vessels since their delivery under the Company’s technical management. The average time charter rates used were in line with the overall chartering strategy, especially in periods/years of depressed charter rates; reflecting the full operating history of vessels of the same type and particulars with the Company’s operating fleet (Supramax and Panamax vessels with a deadweight (“dwt”) of over 50,000 and 70,000, respectively) and they covered at least one full business cycle. Effective fleet utilization was assumed at 87% and 90% (including ballast days) for the Supramaxes and the Panamaxes, respectively taking into account the period(s) each vessel is expected to undergo her scheduled maintenance (dry-docking and special surveys), as well as an estimate of the period(s) needed for finding suitable employment and off-hire for reasons other than scheduled maintenance, assumptions in line with the Company’s expectations for future fleet utilization under the current fleet deployment strategy.

As at March 31, 2020, the Company concluded that the recoverable amounts of the vessels were lower than their carrying amounts and recognized an impairment loss of $4,615. As at December 31, 2020, the Company concluded that no additional impairment loss should be recognized. As at December 31, 2019, the Company concluded that the recoverable amounts of the vessels were lower than their carrying amounts and recognized an impairment loss of $29,902.

As at December 31, 2021, the Company performed an assessment on whether there were indicators that a vessel(s) may be impaired and no impairment indicators were identified for the Company’s vessels.

The impairment loss for the years ended December 31, 2020 and 2019, analysed by vessel is as follows:

Vessel	For the year ended December 31,
	2020	2019
m/v River Globe	(332)	(6,920)
m/v Sky Globe	(1,231)	(8,074)
m/v Star Globe	(460)	(7,197)
m/v Sun Globe	(2,013)	(4,797)
m/v Moon Globe	(579)	(2,914)
Impairment loss	(4,615)	(29,902)

Reversal of previously recognized impairment: The Company also assesses whether there is any indication that a previously recognized impairment loss for a vessel no longer exists or may have decreased. If an indication of possible reversal is identified, the Company estimates the recoverable amount of that asset. Such reversal indicators are:

➢	Observable indications that the vessel’s value has increased significantly and will be sustained.

➢	Significant favourable changes in the technological, economic or legal environment incurred or are expected to be incurred and positively affect vessel’s value or increase its revenue generating ability.
➢	Market interest rates of return on investments have decreased during the period, which will result in decrease of the discount rate.

The Company has assessed current market trends as well as the historical market data, historical market volatility and various qualitative factors and concluded that no indicators for reversal of impairment were present as of December 31, 2021 and no reversal of previously recognized impairment losses is required for the financial year ended December 31, 2021.